Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	¥ 56,769	¥ 58,110
Provision (Reversal)	7,567	5,580
Allowance of purchased loans during the reporting period	3,633	597
Charge-offs	(8,471)	(6,620)
Recoveries	443	369
Other	(951)	(4,280)
Ending balance	58,990	53,756
Collective (pool) assessment	33,735	32,517	¥ 32,890
Individual assessment	25,255	21,239	23,879
Consumer | Real estate loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,891	3,203
Provision (Reversal)	93	68
Allowance of purchased loans during the reporting period	0	0
Charge-offs	(31)	(44)
Recoveries	40	35
Other	(275)	1
Ending balance	2,718	3,263
Collective (pool) assessment	2,675	2,972	2,609
Individual assessment	43	291	282
Consumer | Real estate loans | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,679	581
Provision (Reversal)	(95)	359
Allowance of purchased loans during the reporting period	0	0
Charge-offs	(78)	0
Recoveries	0	0
Other	47	(49)
Ending balance	1,553	891
Collective (pool) assessment	494	432	505
Individual assessment	1,059	459	1,174
Consumer | Card loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	36	12
Provision (Reversal)	(5)	(8)
Allowance of purchased loans during the reporting period	0	0
Charge-offs	0	0
Recoveries	4	7
Other	0	1
Ending balance	35	12
Collective (pool) assessment	35	12	36
Individual assessment	0	0	0
Consumer | Other | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	90	91
Provision (Reversal)	(4)	(2)
Allowance of purchased loans during the reporting period	0	0
Charge-offs	0	0
Recoveries	2	4
Other	(84)	(2)
Ending balance	4	91
Collective (pool) assessment	4	6	6
Individual assessment	0	85	84
Consumer | Other | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	3,048	3,060
Provision (Reversal)	1,146	1,815
Allowance of purchased loans during the reporting period	0	0
Charge-offs	(1,286)	(2,131)
Recoveries	184	223
Other	(16)	(121)
Ending balance	3,076	2,846
Collective (pool) assessment	1,295	1,457	1,355
Individual assessment	1,781	1,389	1,693
Corporate | Non-recourse Loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	462	429
Provision (Reversal)	100	156
Allowance of purchased loans during the reporting period	0	0
Charge-offs	0	0
Recoveries	0	0
Other	(6)	0
Ending balance	556	585
Collective (pool) assessment	556	585	462
Individual assessment	0	0	0
Corporate | Non-recourse Loans | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,593
Provision (Reversal)	2,022
Allowance of purchased loans during the reporting period	0
Charge-offs	0
Recoveries	0
Other	1,029
Ending balance	5,644
Collective (pool) assessment	2,598
Individual assessment	3,046
Corporate | Non-recourse Loans | The Americas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,593	1,718
Provision (Reversal)		445
Allowance of purchased loans during the reporting period		0
Charge-offs		0
Recoveries		0
Other		(127)
Ending balance		2,036
Collective (pool) assessment		1,038	1,548
Individual assessment		998	1,045
Corporate | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	908	975
Provision (Reversal)	58	58
Allowance of purchased loans during the reporting period	0	0
Charge-offs	0	0
Recoveries	13	13
Other	0	(2)
Ending balance	979	1,044
Collective (pool) assessment	953	961	877
Individual assessment	26	83	31
Corporate | Other than non-recourse loans | Real estate companies | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,046	1,549
Provision (Reversal)	178	361
Allowance of purchased loans during the reporting period	0	0
Charge-offs	0	0
Recoveries	0	0
Other	(967)	(130)
Ending balance	1,257	1,780
Collective (pool) assessment	715	626	764
Individual assessment	542	1,154	1,282
Corporate | Other than non-recourse loans | Commercial, industrial and other companies loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,078	857
Provision (Reversal)	(13)	496
Allowance of purchased loans during the reporting period	0	0
Charge-offs	0	(125)
Recoveries	4	16
Other	(41)	0
Ending balance	1,028	1,244
Collective (pool) assessment	534	773	586
Individual assessment	494	471	492
Corporate | Other than non-recourse loans | Commercial, industrial and other companies loans | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	20,063	25,824
Provision (Reversal)	2,571	(1,509)
Allowance of purchased loans during the reporting period	0	0
Charge-offs	(1,992)	(2,433)
Recoveries	59	24
Other	24	(3,507)
Ending balance	20,725	18,399
Collective (pool) assessment	12,006	11,492	11,919
Individual assessment	8,719	6,907	8,144
Loans to Equity Method Investees
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,512	878
Provision (Reversal)	19	1,410
Allowance of purchased loans during the reporting period	0	0
Charge-offs	0	(37)
Recoveries	0	0
Other	(5)	(173)
Ending balance	1,526	2,078
Collective (pool) assessment	186	420	167
Individual assessment	1,340	1,658	1,345
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,342	1,133
Provision (Reversal)	7	7
Allowance of purchased loans during the reporting period	3,633	597
Charge-offs	(3,659)	(608)
Recoveries	0	1
Other	(984)	(10)
Ending balance	339	1,120
Collective (pool) assessment	133	530	521
Individual assessment	206	590	821
Net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	18,122	16,780
Provision (Reversal)	1,426	1,833
Allowance of purchased loans during the reporting period	0	0
Charge-offs	(1,344)	(1,120)
Recoveries	137	37
Other	321	(131)
Ending balance	18,662	17,399
Collective (pool) assessment	11,254	10,945	11,236
Individual assessment	7,408	6,454	6,886
Installment loans and net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	55,870	57,090
Provision (Reversal)	7,503	5,489
Allowance of purchased loans during the reporting period	3,633	597
Charge-offs	(8,390)	(6,498)
Recoveries	443	360
Other	(957)	(4,250)
Ending balance	58,102	52,788
Collective (pool) assessment	33,438	32,249	32,591
Individual assessment	24,664	20,539	23,279
Other financial assets measured at amortized cost
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	899	1,020
Provision (Reversal)	64	91
Allowance of purchased loans during the reporting period	0	0
Charge-offs	(81)	(122)
Recoveries	0	9
Other	6	(30)
Ending balance	888	968
Collective (pool) assessment	297	268	299
Individual assessment	¥ 591	¥ 700	¥ 600